RELATED PARTY TRANSACTIONS (Tables)	7 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

(dollars in thousands)	December 31, 2021	December 31, 2020
Management fees	$168,057	$78,586
Realized performance income	10,496	—
Administrative fees and other expenses paid on behalf of the Company’s products and other related parties	46,023	14,112

Due from Related Parties	$224,576	$92,698